NB Crossroads Private Markets Access Fund LLC

Consolidated Schedule of Investments

As of December 31, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
BANK LOANS - 34.98%
ADMI Corp.	3.88% (1-Month USD Libor + 3.25%)	12/23/2027	1,250,550	$1,263,003	$1,241,696
ADMI Corp.	4.00% (1-Month USD Libor + 3.75%)	12/23/2027	1,321,688	1,321,688	1,318,172
Ahead DB Holdings, LLC	4.50% (1-Month USD Libor + 3.75%)	10/18/2027	1,243,750	1,260,463	1,244,061
Alliant Holdings Intermediate, LLC	4.00% (1-Month USD Libor + 3.50%)	11/19/2027	1,635,900	1,633,886	1,632,694
Alter Domus Holdco Sarl	4.50% (1-Month USD Libor + 3.75%)	02/11/2028	1,260,475	1,254,835	1,256,794
Altice Financing S.A.	2.87% (3-Month USD Libor + 2.75%)	07/15/2025	1,270,026	1,264,654	1,252,792
Altice France S.A.	2.88% (3-Month USD Libor + 2.75%)	07/31/2025	1,266,736	1,265,473	1,241,933
American Trailer World Corp.	4.50% (1-Month USD Libor + 3.75%)	03/03/2028	1,880,550	1,867,739	1,871,486
Anticimex Global AB	4.00% (1-Month USD Libor + 3.50%)	07/21/2028	1,710,000	1,701,542	1,704,118
Apex Group Treasury, LLC	4.25% (1-Month USD Libor + 3.75%)	07/23/2028	1,705,725	1,701,709	1,701,461
APX Group, Inc.	4.00% (1-Month USD Libor + 3.50%)	07/10/2028	2,603,475	2,602,210	2,596,237
Asurion, LLC	5.35% (1-Month USD Libor + 5.25%)	01/31/2028	1,060,000	1,069,248	1,062,650
Aveanna Healthcare, LLC(A)(B)	1.88% (1-Month USD Libor + 3.75%)	06/30/2028	1,282,394	1,033,743	1,032,156
BCP Renaissance Parent, LLC	4.50% (3-Month USD Libor + 3.50%)	10/31/2024	2,364,318	2,338,890	2,357,674
BCPE Empire Holdings, Inc.	4.50% (1-Month USD Libor + 4.00%)	06/11/2026	1,710,000	1,710,000	1,703,588
Bella Holding Co., LLC	4.50% (1-Month USD Libor + 3.75%)	04/01/2028	1,261,838	1,250,384	1,259,730
CCI Buyer, Inc.	4.50% (1-Month USD Libor + 4.00%)	12/17/2027	1,245,588	1,256,673	1,245,588
Cloudera, Inc.	4.25% (1-Month USD Libor + 3.75%)	08/10/2028	2,000,000	1,980,595	1,992,500
Cobra Holdings, Inc.	4.25% (1-Month USD Libor + 3.75%)	07/23/2028	1,710,000	1,701,948	1,703,588
Consolidated Communications, Inc.	4.25% (1-Month USD Libor + 3.50%)	10/02/2027	1,265,000	1,265,000	1,262,040
Constant Contact, Inc.	4.75% (1-Month USD Libor + 4.00%)	02/10/2028	1,260,014	1,254,041	1,258,439
Cpc Acquisition Corp.	4.50% (1-Month USD Libor + 3.75%)	12/29/2027	1,250,550	1,260,077	1,231,792
CQP Holdco, LP	4.25% (1-Month USD Libor + 3.75%)	05/26/2028	2,596,950	2,589,533	2,589,367
Crosby US Acquisition Corp.	4.85% (3-Month USD Libor + 4.75%)	06/26/2026	1,267,005	1,260,415	1,262,254
Edgewater Generation, LLC	3.84% (3-Month USD Libor + 3.75%)	12/13/2025	1,062,678	1,064,844	1,002,052
EG America, LLC	4.75% (1-Month USD Libor + 4.25%)	03/11/2026	1,757,063	1,747,140	1,768,044
Endurance International Group Holdings, Inc.	4.25% (1-Month USD Libor + 3.50%)	02/10/2028	1,257,650	1,252,002	1,245,866
Enterprise Development Authority/The	5.00% (1-Month USD Libor + 4.25%)	02/18/2028	1,222,375	1,216,903	1,219,832
Epicor Software Corp.	4.00% (1-Month USD Libor + 4.25%)	07/30/2027	1,252,318	1,257,785	1,250,590
FCG Acquisitions, Inc.	4.25% (1-Month USD Libor + 3.75%)	03/31/2028	1,700,145	1,437,291	1,431,987
Filtration Group Corp.	4.00% (1-Month USD Libor + 3.50%)	10/21/2028	2,453,850	2,447,869	2,448,231
First Brands Group, LLC	6.00% (1-Month USD Libor + 5.00%)	03/22/2027	1,255,513	1,244,520	1,259,279
Gainwell Acquisition Corp.	4.75% (1-Month USD Libor + 4.00%)	10/01/2027	2,515,940	2,483,717	2,519,714
Genesys Cloud Services Holdings II, LLC	4.75% (1-Month USD Libor + 4.00%)	12/01/2027	1,250,550	1,260,177	1,254,202
Granite US Holdings Corp.	4.22% (1-Month USD Libor + 4.00%)	09/30/2026	1,243,308	1,251,183	1,241,753
Great Outdoors Group, LLC	4.50% (1-Month USD Libor + 3.75%)	03/06/2028	2,509,698	2,509,698	2,510,225
Heartland Dental, LLC	4.10% (1-Month USD Libor + 4.00%)	04/30/2025	1,527,325	1,527,325	1,523,507
HUB International Ltd.	4.00% (1-Month USD Libor + 3.25%)	04/25/2025	1,257,300	1,267,224	1,256,118
Hyland Software, Inc.	4.25% (1-Month USD Libor + 3.50%)	07/01/2024	1,255,269	1,252,783	1,259,035
Ingram Micro Inc.	4.00% (1-Month USD Libor + 3.50%)	03/30/2028	1,258,675	1,246,971	1,258,046
Ivanti Software, Inc.	5.75% (1-Month USD Libor + 4.25%)	12/01/2027	1,243,750	1,243,750	1,244,136
Kenan Advantage Group, Inc.	4.50% (1-Month USD Libor + 3.75%)	03/24/2026	1,989,950	1,980,690	1,980,279
Kloeckner Pentaplast of America, Inc.	5.25% (1-Month USD Libor + 4.75%)	02/12/2026	2,511,025	2,500,279	2,438,055
Madison IAQ, LLC	3.75% (1-Month USD Libor + 3.25%)	06/21/2028	1,701,450	1,689,451	1,698,847
Midwest Physician Administrative Services, LLC	4.00% (1-Month USD Libor + 3.25%)	03/05/2028	1,255,513	1,249,946	1,246,548
Mozart Debt Merger Sub, Inc. - Term Loan B	3.75% (1-Month USD Libor + 3.25%)	09/30/2028	2,500,000	2,487,797	2,498,900
Peraton Corp.	4.50% (1-Month USD Libor + 3.75%)	02/01/2028	1,260,475	1,254,732	1,260,021
Petco Health & Wellness Co., Inc.	4.00% (1-Month USD Libor + 3.25%)	02/25/2028	2,259,958	2,257,172	2,255,009
PetSmart, Inc.	4.50% (1-Month USD Libor + 3.75%)	01/27/2028	1,261,838	1,250,780	1,262,632
PetVet Care Centers, LLC	4.25% (1-Month USD Libor + 3.50%)	02/14/2025	1,257,139	1,266,869	1,255,568
Polaris Newco, LLC	4.50% (1-Month USD Libor + 4.00%)	06/02/2028	1,276,800	1,270,918	1,275,600
Prairie ECI Acquiror, LP	4.85% (3-Month USD Libor + 4.75%)	03/11/2026	2,190,000	2,165,046	2,117,314
Project Ruby Ultimate Parent Corp.	4.00% (1-Month USD Libor + 3.25%)	03/10/2028	2,583,808	2,578,205	2,579,493
Proofpoint, Inc.	3.75% (1-Month USD Libor + 3.25%)	08/31/2028	2,610,000	2,600,665	2,597,159
Radiate Holdco, LLC	4.00% (1-Month USD Libor + 3.25%)	09/25/2026	1,640,000	1,636,002	1,633,342
RealPage, Inc.	3.75% (1-Month USD Libor + 3.25%)	02/18/2028	2,593,500	2,590,650	2,584,189
Ryan Specialty Group, LLC	3.75% (1-Month USD Libor + 3.25%)	09/01/2027	1,237,469	1,246,795	1,235,612
Storable, Inc.	3.75% (1-Month USD Libor + 3.25%)	02/26/2028	2,600,000	2,595,593	2,590,250
Sunshine Luxembourg VII Sarl	4.50% (1-Month USD Libor + 3.75%)	10/01/2026	1,255,513	1,252,788	1,259,442
TIBCO Software, Inc.	3.86% (1-Month USD Libor + 3.75%)	06/30/2026	2,575,569	2,574,065	2,553,960
TK Elevator US Newco, Inc.	4.00% (1-Month USD Libor + 3.50%)	07/30/2027	1,237,547	1,251,941	1,237,374
TMS International Corp.	3.75% (1-Month USD Libor + 2.75%)	08/14/2024	1,257,300	1,265,466	1,257,300
Trader Interactive, LLC	4.50% (1-Month USD Libor + 4.00%)	07/28/2028	1,710,000	1,701,844	1,701,450
Traverse Midstream Partners, LLC	4.28% (1-Month USD Libor + 5.50%)	09/27/2024	1,239,956	1,239,956	1,232,987
TricorBraun Holdings, Inc.	3.75% (1-Month USD Libor + 3.25%)	01/29/2028	2,518,922	2,518,922	2,498,619
Trident TPI Holdings, Inc.(A)(B)	4.50% (1-Month USD Libor + 4.00%)	07/29/2028	1,706,042	1,575,619	1,576,291
Triton Water Holdings, Inc.	4.00% (1-Month USD Libor + 3.50%)	03/18/2028	1,258,675	1,252,445	1,243,798
UKG, Inc.	4.00% (1-Month USD Libor + 3.25%)	05/04/2026	1,260,475	1,260,475	1,252,988
United Airlines, Inc.	4.50% (1-Month USD Libor + 3.75%)	04/14/2028	1,260,475	1,254,774	1,262,189
Verscend Holding Corp.	4.10% (1-Month USD Libor + 4.00%)	08/27/2025	1,326,666	1,326,666	1,325,007
Vision Solutions, Inc.	4.75% (1-Month USD Libor + 4.00%)	04/24/2028	1,261,838	1,261,839	1,258,682
Worldwide Express, Inc.	5.00% (1-Month USD Libor + 4.25%)	07/26/2028	1,710,000	1,693,900	1,713,556
TOTAL BANK LOANS				116,871,221	116,597,888

CORPORATE BONDS(C) - 10.01%
Acorn Re Ltd.	2.51% (3-Month Treasury Bill + 2.50%)	11/07/2024	2,500,000	2,500,000	2,497,750
Alamo Re Ltd.	4.01% (3-Month Treasury Bill + 4.00%)	06/07/2024	1,000,000	1,000,000	1,021,800
Cape Lookout Re Ltd.	3.44% (1-Month Treasury Bill + 3.25%)	03/22/2024	425,000	425,000	426,318
Cosaint Re Pte Ltd.	9.56% (1-Month Treasury Bill + 9.25%)	04/03/2024	1,000,000	1,000,000	1,030,500
Everglades Re II Ltd.	5.76% (1-Month Treasury Bill + 5.75%)	05/14/2024	925,000	925,000	942,852
First Coast Re III Pte Ltd.	6.00% (3-Month Treasury Bill + 6.00%)	04/07/2025	1,000,000	1,000,000	1,019,200
FloodSmart Re Ltd.	13.00% (3-Month Treasury Bill + 13.00%)	03/01/2024	1,250,000	1,250,000	1,253,125
Herbie Re Ltd.	17.25% (3-Month Treasury Bill + 17.25%)	06/06/2025	500,000	500,000	475,000
Kendall Re Ltd.	4.01% (3-Month Treasury Bill + 4.00%)	05/02/2024	1,000,000	1,000,000	986,400
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 4.25%)	04/21/2025	800,000	800,000	819,680
Kilimanjaro III Re Ltd.	11.26% (3-Month Treasury Bill + 11.25%)	04/20/2026	750,000	750,000	747,825
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 4.25%)	04/20/2026	700,000	700,000	712,670
Matterhorn Re Ltd.	5.96% (Secured Overnight Financing + 5.92%)	12/07/2028	600,000	600,000	599,700
Mona Lisa Re Ltd.	7.00% (3-Month Treasury Bill + 7.00%)	07/08/2025	750,000	750,000	759,525
Mystic Re IV Ltd.	5.82% (3-Month Treasury Bill + 5.81%)	01/08/2025	750,000	750,000	751,425
Pelican IV Re Ltd.	5.26% (1-Month Treasury Bill + 5.25%)	05/07/2024	725,000	725,000	652,500
Phoenician Re Ltd.	2.50% (3-Month Treasury Bill + 2.50%)	12/14/2024	2,000,000	2,000,000	1,998,000
Putnam RE PTE Ltd.	5.51% (1-Month Treasury Bill + 5.50%)	06/07/2024	1,000,000	1,000,000	1,023,200
Residential Reinsurance 2021 Ltd.	9.25% (3-Month Treasury Bill + 9.25%)	06/06/2025	500,000	500,000	504,350
Residential Reinsurance 2021 Ltd.	5.25% (3-Month Treasury Bill + 5.25%)	06/06/2025	1,000,000	1,000,000	1,005,800
Residential Reinsurance 2021 Ltd.	3.75% (3-Month Treasury Bill + 3.75%)	06/06/2025	975,000	975,000	986,505
Residential Reinsurance 2021 Ltd.	2.50% (3-Month Treasury Bill + 2.50%)	06/06/2025	500,000	500,000	504,900
Residential Reinsurance 2021 Ltd.	11.75% (3-Month Treasury Bill + 11.75%)	12/06/2025	800,000	800,000	800,040
Residential Reinsurance 2021 Ltd.	5.50% (3-Month Treasury Bill + 5.50%)	12/06/2025	1,500,000	1,500,000	1,502,850
Sanders RE II Ltd.	3.50% (3-Month Treasury Bill + 3.50%)	04/07/2028	750,000	750,000	754,875
Sanders RE II Ltd.	12.50% (3-Month Treasury Bill + 12.50%)	04/07/2025	750,000	750,000	746,400
Sanders RE II Ltd.	3.25% (3-Month Treasury Bill + 3.25%)	04/07/2025	2,500,000	2,500,000	2,504,125
Sierra Ltd.	4.75% (3-Month Treasury Bill + 4.75%)	01/31/2024	750,000	750,000	751,125
Tailwind RE Ltd.	8.75% (3-Month Treasury Bill + 8.75%)	01/08/2025	1,500,000	1,500,000	1,500,000
Titania RE Ltd.	4.51% (1-Month Treasury Bill + 4.50%)	06/21/2024	1,000,000	1,000,000	1,012,100
Topanga Re Ltd.	15.00% (3-Month Treasury Bill + 15.00%)	01/08/2024	300,000	300,000	299,850
Topanga Re Ltd.	4.75% (3-Month Treasury Bill + 4.75%)	01/08/2026	1,500,000	1,500,000	1,504,875
Vista RE Ltd.	6.68% (3-Month Treasury Bill + 6.75%)	05/21/2024	1,250,000	1,250,000	1,265,125
TOTAL CORPORATE BONDS				33,250,000	33,360,390

SHORT-TERM INVESTMENTS - 11.38%
MONEY MARKET FUND - 11.38%

Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.03%(H)		37,936,804	37,936,804	37,936,804
TOTAL SHORT-TERM INVESTMENTS				37,936,804	37,936,804

COMMON STOCKS - 5.25%
IronSource Ltd.			800,000	8,005,334	6,192,000
KKR & Co Inc.			50,837	2,080,987	3,787,357
The Blackstone Group Inc.			32,327	2,080,582	4,182,791
The Carlyle Group Inc.			60,734	2,081,215	3,334,296
TOTAL COMMON STOCKS				14,248,118	17,496,444

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) - 37.72%
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021	North America	4,937,016	5,324,528
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	3,038,500	8,453,204
BC Partners Galileo (1) L.P.	Secondary	09/2021	Europe	8,765,699	8,337,831
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	3,083,060
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	1,956,166	2,100,000
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	12,022,290	11,645,500
Compass Syndication L.P.(G)	Co-Investment	10/2021	North America	1,613,648	1,881,454
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	7,617,666
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	2,747,924
L Catterton Growth IV, L.P.	Primary	04/2021	North America	7,637,808	12,658,618
Magenta Blocker Aggregator L.P.(G)	Co-Investment	09/2021	North America	3,506,100	3,506,030
NB Lowcode Private Equity	Co-Investment	04/2021	North America	2,910,548	3,268,021
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	7,200,000
Project Metal Co-Invest, L.P.	Co-Investment	10/2021	North America	8,004,266	8,000,000
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	8,933,250	8,925,000
RealPage Property Parent, L.P.(G)	Co-Investment	04/2021	North America	6,500,000	6,500,000
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	11,999,999	11,220,391
SPI Parent Holding Company, LLC.(I)	Co-Investment	12/2021	North America	5,750,000	5,750,000
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,500,000
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021	North America	4,006,856	4,997,779
TOTAL PRIVATE FUNDS				114,930,630	125,717,006

TOTAL INVESTMENTS (Cost $317,236,773) - 99.34%					331,108,532
Other Assets & Liabilities (Net) - 0.66%					2,182,572
TOTAL NET ASSETS - 100.00%					$333,291,104

(A)	The stated interest rate represents the rate on drawn commitments paid by the borrower. The borrower may also pay additional interest on undrawn amounts.

(B)	All or a portion of this security was purchased on a delayed delivery basis.

(C)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the total value of these securities is $33,360,390, representing 10.01% of net assets.

(D)	Non-income producing securities, which are restricted as to resale and illiquid.

(E)	Acquisition Dates cover from the original investment date and is a required disclosure for restricted securities only.

(F)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)	The fair value of the investment was determined using a significant unobservable input.

(H)	The rate is the annualized seven-day yield as of December 31, 2021.

(I)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC.

Valuation of Investments

The Fund computes the Net Asset Value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its investments. The Board has delegated to the Adviser general responsibility for determining, in accordance with the Procedures, the value of such investments. The value of the Fund's assets is based on information reasonably available at the time the valuation is made and the Adviser believes to be reliable.

The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Managers.

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of December 31, 2021.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$116,597,888	$—	$—	$116,597,888
Common Stocks	17,496,444	—	—	—	17,496,444
Corporate Bonds	—	33,360,390	—	—	33,360,390
Private Funds	—	—	17,212,012	108,504,994	125,717,006
Short-Term Investments	37,936,804	—	—	—	37,936,804
Total Investments	$55,433,248	$149,958,278	$17,212,012	$108,504,994	$331,108,532

Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.

Significant Unobservable Inputs

As of December 31, 2021, the Fund had Level 3 investments valued at $17,212,012. The fair value of investments valued at $108,504,994 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2021.

			Unobservable Inputs
Investments	Fair Value as of December 31, 2021	Valuation Methodologies	Variable	Value/Range	Weighted Average
Private Funds
Co-Investment	$17,212,012	Recent Transaction Value	N/A	N/A	N/A
Total Investments	$17,212,012

During the period ended December 31, 2021, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$16,556,764	$—

During the period ended December 31, 2021, change in unrealized appreciation and realized gains from Level 3 investments were $655,248 and $0, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended transfers into and out of Level 3 were $0 and $7,530,000, respectively.

The estimated remaining life of the Fund’s investments as of December 31, 2021, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.